Quarterly Report
December 31, 2021
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
December 31, 2021

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.1% †
U.S. Treasuries - 30.8%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$27,467,000	$24,158,085
1.25%, 05/15/50 (a)	320,000	273,100
1.88%, 02/15/41 - 02/15/51	28,171,000	27,986,681
2.25%, 08/15/46 (a)	14,576,000	15,471,058
3.00%, 08/15/48 (a)	31,799,000	39,073,021
U.S. Treasury Notes
0.13%, 12/15/23 (a)	17,317,000	17,120,831
0.25%, 07/31/25 (a)	57,304,000	55,602,788
0.63%, 10/15/24	11,751,000	11,660,113
0.75%, 04/30/26 - 01/31/28 (a)	235,336,000	228,062,144
1.38%, 01/31/22 (a)	57,696,000	57,747,836
1.63%, 05/15/31 (a)	76,795,000	77,874,930
2.63%, 02/15/29 (a)	11,059,000	11,964,456
		566,995,043
Agency Mortgage Backed - 25.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	46,299,345	48,560,986
4.50%, 06/01/33 - 02/01/35 (a)	46,140	50,635
5.00%, 07/01/35 (a)	425,786	479,040
5.50%, 01/01/38 - 04/01/39 (a)	723,440	824,675
6.00%, 06/01/33 - 11/01/37 (a)	1,471,948	1,681,144
6.50%, 07/01/29 (a)	12,192	13,018
7.00%, 01/01/27 - 08/01/36 (a)	351,873	402,759
7.50%, 01/01/28 - 09/01/33 (a)	27,402	29,847
8.00%, 11/01/30 (a)	2,154	2,408
8.50%, 04/01/30 (a)	4,818	5,939
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	78,974,242	80,886,993
3.00%, 03/01/50 (a)	8,731,001	9,055,614
3.50%, 08/01/45 - 01/01/48 (a)	18,770,796	20,098,939
4.00%, 01/01/41 - 01/01/50 (a)	23,743,810	25,664,804
4.50%, 07/01/33 - 12/01/48 (a)	11,652,751	12,745,991
5.00%, 03/01/34 - 05/01/39 (a)	1,021,177	1,147,433
5.50%, 12/01/32 - 01/01/39 (a)	3,661,634	4,144,557
6.00%, 02/01/33 - 05/01/41 (a)	6,758,934	7,742,588
6.50%, 02/01/29 - 08/01/36 (a)	235,941	261,065
7.00%, 10/01/32 - 02/01/34 (a)	38,002	41,761
7.50%, 11/01/22 - 03/01/33 (a)	125,717	140,420
8.00%, 06/01/24 - 10/01/31 (a)	49,797	53,525
8.50%, 04/01/30 (a)	10,228	12,121
9.00%, 03/01/22 - 12/01/22 (a)	1,096	1,098
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	14,162	14,540
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 01/01/37 - 01/01/52	$17,872,477	$18,111,468
2.50%, 02/01/52	24,024,160	24,467,886
3.00%, 01/01/52	85,747,998	88,853,790
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	48,003,951	50,548,806
3.50%, 08/20/48 (a)	8,218,097	8,623,930
4.00%, 01/20/41 - 04/20/43 (a)	5,965,012	6,509,473
4.50%, 08/15/33 - 03/20/41 (a)	2,374,326	2,641,294
5.00%, 08/15/33 (a)	130,208	143,496
6.00%, 04/15/27 - 04/15/35 (a)	478,518	543,427
6.50%, 01/15/24 - 09/15/36 (a)	329,423	363,361
7.00%, 03/15/26 - 10/15/36 (a)	242,160	269,118
7.50%, 11/15/22 - 10/15/28 (a)	75,069	78,471
8.00%, 12/15/29 - 05/15/30 (a)	1,023	1,131
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.63%, 08/20/23 - 09/20/24 (a)(b)	828	831
1.88%, 04/20/24 (a)(b)	357	360
2.00%, 01/20/24 - 03/20/24 (a)(b)	491	494
2.13%, 10/20/24 - 10/20/25 (a)(b)	767	774
Government National Mortgage Assoc. TBA
2.50%, 01/01/52	23,737,000	24,325,203
3.00%, 01/01/52	20,029,653	20,731,492
		460,276,705
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(c)	4,010,314	18,395
2.51%, 07/25/29 (a)	6,504,000	6,859,272
4.05%, 09/25/28 (a)(b)	1,713,000	1,969,444
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(c)	316,501	6,429
5.50%, 06/15/33 (a)(c)	125,252	18,949
7.50%, 07/15/27 (a)(c)	4,883	649
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(d)	3,444	3,285
8.00%, 02/01/23 - 07/01/24 (a)(c)	5,812	405
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (a)(b)(c)	574,767	17,628
5.00%, 02/25/40 - 09/25/40 (a)(c)	349,318	37,113
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.90%, 07/25/38 (a)(b)(c)	160,050	21,868
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.45%, 11/25/41 (a)(b)(c)	18,700,599	3,535,771

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (a)(d)	$118,746	$106,771
4.50%, 08/25/35 - 01/25/36 (a)(c)	272,203	38,108
5.00%, 03/25/38 - 05/25/38 (a)(c)	172,962	32,117
5.50%, 12/25/33 (a)(c)	47,427	8,756
6.00%, 01/25/35 (a)(c)	192,174	32,884
7.50%, 11/25/23 (a)(c)	13,492	596
8.00%, 08/25/23 - 07/25/24 (a)(c)	11,308	811
8.50%, 07/25/22 (a)(c)	258	2
		12,709,253
Asset Backed - 0.8%
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23 (a)	163,116	163,535
Chase Funding Trust 2004-1
3.99%, 11/25/33 (a)(e)	350,827	350,827
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (a)(f)	4,214,000	4,245,271
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24 (a)	7,620,190	7,616,788
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (a)(f)	1,939,101	1,942,284
		14,318,705
Corporate Notes - 33.4%
3M Co.
3.13%, 09/19/46 (a)	471,000	496,523
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	2,358,000	2,283,016
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	628,682
4.90%, 11/30/46 (a)	463,000	635,495
AbbVie Inc.
2.60%, 11/21/24 (a)	960,000	995,683
2.95%, 11/21/26 (a)	949,000	999,658
3.20%, 05/14/26 - 11/21/29 (a)	1,389,000	1,480,088
3.25%, 10/01/22 (a)	654,000	662,299
3.45%, 03/15/22 (a)	1,438,000	1,439,639
4.05%, 11/21/39 (a)	395,000	452,792
4.25%, 11/21/49 (a)	588,000	705,947
4.63%, 10/01/42 (a)	75,000	91,462
4.70%, 05/14/45 (a)	138,000	170,643
4.88%, 11/14/48 (a)	130,000	168,281
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	1,589,000	1,738,954
AEP Texas Inc.
3.45%, 05/15/51 (a)	1,025,000	1,045,623
Aetna Inc.
3.50%, 11/15/24 (a)	499,000	527,134
Aircastle Ltd.
4.25%, 06/15/26 (a)	699,000	749,454
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	1,047,000	1,120,290
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	358,000	361,741
3.80%, 09/23/49 (a)(f)	200,000	223,736
	Principal Amount	Fair Value
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	$400,000	$375,788
4.70%, 07/01/30 (a)	241,000	282,271
Ally Financial Inc.
2.20%, 11/02/28	882,000	876,487
5.75%, 11/20/25 (a)	426,000	480,609
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	523,000	501,089
4.00%, 02/04/61 (a)	197,000	188,939
4.25%, 08/09/42 (a)	55,000	55,877
4.45%, 05/06/50 (a)	263,000	273,770
4.50%, 05/02/43 (a)	183,000	190,840
Amazon.com Inc.
1.50%, 06/03/30 (a)	295,000	286,239
2.50%, 06/03/50 (a)	364,000	346,430
2.70%, 06/03/60 (a)	281,000	270,482
2.88%, 05/12/41 (a)	619,000	639,322
3.25%, 05/12/61 (a)	463,000	499,285
4.25%, 08/22/57 (a)	120,000	153,917
Ameren Corp.
2.50%, 09/15/24 (a)	1,418,000	1,457,066
3.65%, 02/15/26 (a)	308,000	328,236
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	291,000	311,064
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	338,000	332,450
3.25%, 03/01/50 (a)	281,000	278,864
American International Group Inc.
4.25%, 03/15/29 (a)	476,000	543,582
4.50%, 07/16/44 (a)	399,000	491,779
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	122,000	137,257
American Tower Corp.
1.50%, 01/31/28 (a)	1,145,000	1,096,521
2.90%, 01/15/30 (a)	403,000	413,426
3.70%, 10/15/49 (a)	228,000	244,455
3.80%, 08/15/29 (a)	496,000	540,035
American Water Capital Corp.
2.95%, 09/01/27 (a)	365,000	385,714
Amgen Inc.
2.00%, 01/15/32	2,121,000	2,051,071
2.45%, 02/21/30 (a)	167,000	169,968
3.00%, 01/15/52	706,000	688,286
3.15%, 02/21/40 (a)	677,000	692,821
3.38%, 02/21/50 (a)	184,000	191,121
4.56%, 06/15/48 (a)	332,000	411,116
4.66%, 06/15/51 (a)	138,000	175,680
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,145,000	1,133,985
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	820,000	884,559
4.70%, 02/01/36 (a)	203,000	245,212
4.90%, 02/01/46 (a)	446,000	564,935

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	$452,000	$495,252
4.00%, 04/13/28 (a)	144,000	160,106
4.35%, 06/01/40 (a)	440,000	517,453
4.38%, 04/15/38 (a)	713,000	833,397
4.50%, 06/01/50 (a)	349,000	431,012
4.60%, 04/15/48 (a)	257,000	314,535
4.75%, 04/15/58 (a)	200,000	251,792
5.55%, 01/23/49 (a)	468,000	647,295
Anthem Inc.
2.88%, 09/15/29 (a)	226,000	236,380
3.30%, 01/15/23 (a)	467,000	479,632
3.60%, 03/15/51 (a)	247,000	274,624
3.70%, 09/15/49 (a)	226,000	252,390
ANZ New Zealand International Ltd.
3.45%, 01/21/28 (a)(f)	887,000	965,854
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	707,000	681,817
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	342,000	345,092
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(f)	417,000	427,442
Apple Inc.
2.20%, 09/11/29 (a)	450,000	460,701
2.65%, 02/08/51 (a)	691,000	678,859
2.80%, 02/08/61 (a)	493,000	487,301
2.95%, 09/11/49 (a)	297,000	307,059
3.35%, 02/09/27 (a)	217,000	235,831
3.45%, 02/09/45 (a)	757,000	845,372
3.85%, 08/04/46 (a)	680,000	805,596
Applied Materials Inc.
4.35%, 04/01/47 (a)	257,000	327,523
Aptiv PLC
4.40%, 10/01/46 (a)	308,000	361,832
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	266,000	277,356
Ares Capital Corp.
2.88%, 06/15/28 (a)	1,544,000	1,540,078
3.25%, 07/15/25 (a)	3,170,000	3,288,558
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	774,000	814,937
Ascension Health
4.85%, 11/15/53 (a)	503,000	715,316
Ashtead Capital Inc.
1.50%, 08/12/26 (f)	600,000	588,336
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	993,000	986,615
AstraZeneca PLC
3.00%, 05/28/51 (a)	469,000	493,383
4.00%, 01/17/29 (a)	206,000	232,238
4.38%, 08/17/48 (a)	113,000	145,764
AT&T Inc.
1.70%, 03/25/26 (a)	2,857,000	2,845,229
2.30%, 06/01/27 (a)	712,000	725,642
2.75%, 06/01/31 (a)	1,424,000	1,452,124
3.30%, 02/01/52 (a)	1,540,000	1,508,599
3.85%, 06/01/60 (a)	664,000	693,548
4.35%, 03/01/29 (a)	684,000	769,603
4.50%, 05/15/35 (a)	487,000	562,052
4.55%, 03/09/49 (a)	264,000	311,190
	Principal Amount	Fair Value
4.75%, 05/15/46 (a)	$157,000	$189,788
4.80%, 06/15/44 (a)	331,000	393,983
4.85%, 03/01/39 (a)	636,000	759,836
5.25%, 03/01/37 (a)	331,000	409,480
5.35%, 12/15/43 (a)	365,000	445,614
5.45%, 03/01/47 (a)	318,000	416,911
Athene Holding Ltd.
4.13%, 01/12/28 (a)	349,000	382,075
6.15%, 04/03/30 (a)	680,000	841,228
Avangrid Inc.
3.15%, 12/01/24 (a)	842,000	881,995
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	1,029,000	1,026,633
Bank of America Corp.
3.25%, 10/21/27 (a)	251,000	267,591
4.18%, 11/25/27 (a)	857,000	938,141
4.25%, 10/22/26 (a)	847,000	935,122
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	1,544,000	1,534,983
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	2,836,000	2,863,509
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (b)	706,000	708,993
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	527,000	527,617
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	365,000	384,232
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	411,000	439,219
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	673,000	720,117
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	908,000	985,979
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	546,000	637,007
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	568,000	665,497
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	203,000	226,300

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	$905,000	$917,788
Barclays PLC
4.38%, 01/12/26 (a)	911,000	995,286
4.84%, 05/09/28 (a)	276,000	303,410
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	1,414,000	1,411,002
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,360,682
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	580,145
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	76,000	103,143
BAT Capital Corp.
2.73%, 03/25/31 (a)	688,000	668,241
4.39%, 08/15/37 (a)	507,000	535,007
4.54%, 08/15/47 (a)	228,000	238,365
4.70%, 04/02/27 (a)	432,000	476,034
4.91%, 04/02/30 (a)	452,000	508,482
BAT International Finance PLC
1.67%, 03/25/26 (a)	440,000	432,423
Baxter International Inc.
1.92%, 02/01/27 (f)	2,246,000	2,254,827
2.27%, 12/01/28 (f)	2,246,000	2,263,946
2.54%, 02/01/32 (f)	2,246,000	2,269,089
3.13%, 12/01/51 (f)	749,000	772,661
Bayer US Finance II LLC
3.88%, 12/15/23 (a)(f)	608,000	635,737
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	108,000	107,757
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	392,000	427,449
3.73%, 12/15/24	7,000	7,445
4.67%, 06/06/47 (a)	51,000	64,272
4.69%, 12/15/44 (a)	60,000	75,443
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	224,000	240,296
3.70%, 07/15/30 (a)	505,000	560,702
3.80%, 07/15/48 (a)	197,000	219,905
4.25%, 10/15/50 (a)	431,000	526,260
6.13%, 04/01/36 (a)	200,000	272,944
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	458,000	438,879
2.85%, 10/15/50 (a)	340,000	335,872
4.25%, 01/15/49 (a)	291,000	357,104
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	1,283,000	1,328,405
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	119,000	157,401
Biogen Inc.
2.25%, 05/01/30 (a)	213,000	209,903
Block Financial LLC
2.50%, 07/15/28 (a)	658,000	659,454
3.88%, 08/15/30 (a)	210,000	224,851
	Principal Amount	Fair Value
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(f)	$1,007,000	$1,036,374
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%, 12/31/99 (a)(b)(f)	600,000	623,544
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	445,000	498,881
Boston Scientific Corp.
4.70%, 03/01/49 (a)	191,000	242,585
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	544,000	535,835
3.02%, 01/16/27 (a)	1,116,000	1,178,563
3.38%, 02/08/61 (a)	925,000	954,702
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	953,000	995,513
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	679,000	739,872
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	489,000	465,601
2.35%, 11/13/40 (a)	271,000	256,569
3.20%, 06/15/26 (a)	363,000	389,749
3.40%, 07/26/29 (a)	431,000	471,423
3.45%, 11/15/27 (a)	28,000	30,619
4.13%, 06/15/39 (a)	353,000	417,532
4.25%, 10/26/49 (a)	353,000	436,640
4.35%, 11/15/47 (a)	48,000	59,512
4.55%, 02/20/48 (a)	125,000	159,776
5.00%, 08/15/45 (a)	89,000	118,520
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	924,000	922,392
3.90%, 03/15/27 (a)	184,000	198,243
Broadcom Inc.
3.14%, 11/15/35 (f)	266,000	267,386
3.19%, 11/15/36 (f)	35,000	35,113
3.42%, 04/15/33 (a)(f)	642,000	670,229
3.47%, 04/15/34 (a)(f)	32,000	33,387
4.15%, 11/15/30 (a)	648,000	718,632
4.30%, 11/15/32 (a)	453,000	510,187
Brown-Forman Corp.
4.00%, 04/15/38 (a)	114,000	132,559
Brunswick Corp.
2.40%, 08/18/31	2,177,000	2,098,606
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	161,000	175,229
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	399,000	489,006
4.55%, 09/01/44 (a)	602,000	757,045
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	220,000	230,626
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	499,000	536,505
4.95%, 06/01/47 (a)	98,000	121,465
Canadian Pacific Railway Co.
1.75%, 12/02/26	940,000	944,202

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
2.45%, 12/02/31	$805,000	$819,305
3.00%, 12/02/41	310,000	316,963
3.10%, 12/02/51	310,000	317,049
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	1,519,000	1,623,948
Capital One Financial Corp.
3.75%, 07/28/26 (a)	843,000	903,199
Cardinal Health Inc.
3.08%, 06/15/24 (a)	245,000	254,082
Carlisle Companies Inc.
2.20%, 03/01/32	1,765,000	1,698,530
Carrier Global Corp.
2.72%, 02/15/30 (a)	429,000	438,288
3.58%, 04/05/50 (a)	429,000	456,366
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	655,000	721,909
Cenovus Energy Inc.
2.65%, 01/15/32	470,000	460,304
3.75%, 02/15/52	544,000	548,080
Centene Corp.
3.00%, 10/15/30	805,000	819,104
3.38%, 02/15/30 (a)	1,902,000	1,942,703
4.25%, 12/15/27 (a)	3,230,000	3,378,871
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	712,000	720,530
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	619,000	603,339
3.70%, 04/01/51 (a)	925,000	894,114
4.80%, 03/01/50 (a)	933,000	1,045,874
4.91%, 07/23/25 (a)	187,000	205,969
5.05%, 03/30/29 (a)	789,000	906,845
5.75%, 04/01/48 (a)	245,000	305,922
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,242,000	1,378,322
7.00%, 06/30/24 (a)	2,048,000	2,266,890
Chevron Corp.
2.24%, 05/11/30 (a)	235,000	238,523
3.08%, 05/11/50 (a)	225,000	239,074
Chevron USA Inc.
3.85%, 01/15/28 (a)	823,000	914,411
3.90%, 11/15/24 (a)	284,000	304,652
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	500,000	529,480
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	320,000	397,670
Church & Dwight Company Inc.
2.30%, 12/15/31	505,000	508,555
Cigna Corp.
2.40%, 03/15/30 (a)	426,000	428,939
3.25%, 04/15/25 (a)	384,000	404,598
3.40%, 03/01/27 - 03/15/51 (a)	647,000	686,146
3.75%, 07/15/23 (a)	163,000	169,654
3.88%, 10/15/47 (a)	119,000	132,114
4.13%, 11/15/25 (a)	687,000	752,155
4.38%, 10/15/28 (a)	214,000	243,275
4.80%, 08/15/38 (a)	188,000	231,078
4.90%, 12/15/48 (a)	96,000	123,959
Cisco Systems Inc.
5.90%, 02/15/39 (a)	236,000	339,595
	Principal Amount	Fair Value
Citadel Finance LLC
3.38%, 03/09/26 (a)(f)	$3,500,000	$3,500,455
Citigroup Inc.
4.13%, 07/25/28 (a)	2,028,000	2,229,056
4.45%, 09/29/27 (a)	501,000	558,620
4.65%, 07/23/48 (a)	599,000	771,698
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	680,000	675,118
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	2,184,000	2,207,806
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	686,000	689,910
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	202,000	204,343
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	417,000	433,292
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	197,000	223,433
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	856,000	870,398
CME Group Inc.
3.75%, 06/15/28 (a)	247,000	274,264
CMS Energy Corp.
4.88%, 03/01/44 (a)	669,000	842,224
CNA Financial Corp.
3.45%, 08/15/27 (a)	185,000	199,299
3.90%, 05/01/29 (a)	440,000	487,318
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	1,025,000	1,038,397
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	2,095,000	2,226,461
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	540,000	712,859
Comcast Corp.
2.65%, 08/15/62 (a)	335,000	297,480
2.80%, 01/15/51 (a)	379,000	361,282
2.89%, 11/01/51 (f)	353,000	341,510
2.94%, 11/01/56 (f)	297,000	282,907
2.99%, 11/01/63 (f)	282,000	268,024
3.20%, 07/15/36 (a)	413,000	439,676
3.25%, 11/01/39 (a)	663,000	698,298
3.97%, 11/01/47 (a)	459,000	525,605
4.15%, 10/15/28 (a)	452,000	512,930
CommonSpirit Health
4.35%, 11/01/42	1,029,000	1,177,001
Conagra Brands Inc.
5.30%, 11/01/38 (a)	206,000	260,462
5.40%, 11/01/48 (a)	179,000	242,013
ConocoPhillips
3.75%, 10/01/27 (a)(f)	130,000	142,275
4.30%, 08/15/28 (a)(f)	436,000	490,683
4.88%, 10/01/47 (a)(f)	217,000	286,503

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
ConocoPhillips Co.
4.30%, 11/15/44 (a)	$416,000	$500,997
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	507,000	525,054
3.35%, 04/01/30 (a)	194,000	208,659
3.88%, 06/15/47 (a)	232,000	254,750
3.95%, 04/01/50 (a)	324,000	372,104
Constellation Brands Inc.
3.15%, 08/01/29 (a)	930,000	979,736
3.70%, 12/06/26 (a)	434,000	470,538
4.50%, 05/09/47 (a)	336,000	401,382
Continental Resources Inc.
2.88%, 04/01/32 (f)	742,000	726,129
3.80%, 06/01/24 (a)	3,557,000	3,712,939
4.50%, 04/15/23 (a)	2,368,000	2,444,723
Corning Inc.
4.38%, 11/15/57 (a)	226,000	270,592
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(f)	1,200,000	1,117,452
Corporate Office Properties LP
2.00%, 01/15/29	755,000	726,906
2.25%, 03/15/26 (a)	625,000	631,488
2.75%, 04/15/31 (a)	389,000	386,907
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	1,131,008
Credit Suisse Group AG
3.80%, 06/09/23 (a)	937,000	971,229
4.28%, 01/09/28 (a)(f)	593,000	645,000
Crown Castle International Corp.
3.30%, 07/01/30 (a)	1,247,000	1,317,717
4.15%, 07/01/50 (a)	188,000	212,619
5.20%, 02/15/49 (a)	293,000	376,842
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	664,000	833,888
CubeSmart LP
2.50%, 02/15/32	900,000	898,191
4.38%, 02/15/29 (a)	671,000	760,532
Cummins Inc.
1.50%, 09/01/30 (a)	461,000	436,917
2.60%, 09/01/50 (a)	461,000	433,045
CVS Health Corp.
3.00%, 08/15/26 (a)	472,000	497,148
3.25%, 08/15/29 (a)	390,000	415,783
3.63%, 04/01/27 (a)	444,000	481,665
3.75%, 04/01/30 (a)	323,000	354,702
3.88%, 07/20/25 (a)	274,000	294,717
4.25%, 04/01/50 (a)	236,000	284,984
4.30%, 03/25/28 (a)	39,000	43,795
4.78%, 03/25/38 (a)	289,000	352,138
5.00%, 12/01/24 (a)	635,000	693,725
5.13%, 07/20/45 (a)	281,000	365,370
5.30%, 12/05/43 (a)	475,000	626,098
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (f)	2,393,000	2,404,439
2.38%, 12/14/28 (f)	845,000	849,478
2.50%, 12/14/31 (f)	845,000	844,772
Danaher Corp.
2.80%, 12/10/51	1,208,000	1,195,111
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	812,000	862,206
	Principal Amount	Fair Value
5.45%, 06/15/23 (a)	$112,000	$118,282
6.02%, 06/15/26 (a)	138,000	159,908
8.35%, 07/15/46 (a)	33,000	55,267
Deutsche Bank AG
3.30%, 11/16/22 (a)	772,000	787,849
3.70%, 05/30/24 (a)	347,000	363,705
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (b)	2,544,000	2,543,466
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	309,000	328,782
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(f)	758,000	773,584
Devon Energy Corp.
5.00%, 06/15/45 (a)	148,000	179,898
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	404,000	417,069
3.25%, 11/15/39 (a)	229,000	243,883
3.40%, 11/15/49 (a)	117,000	127,487
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	776,000	805,628
3.13%, 03/24/31 (a)	619,000	638,257
3.25%, 12/01/26 (a)	387,000	408,517
3.50%, 12/01/29 (a)	332,000	351,897
4.40%, 03/24/51 (a)	306,000	351,215
Digital Realty Trust LP
3.60%, 07/01/29 (a)	724,000	786,575
Discover Bank
2.70%, 02/06/30 (a)	535,000	542,041
Discovery Communications LLC
2.95%, 03/20/23 (a)	832,000	851,020
3.95%, 03/20/28 (a)	325,000	352,992
4.95%, 05/15/42 (a)	117,000	137,782
5.00%, 09/20/37 (a)	148,000	176,647
Dollar General Corp.
3.50%, 04/03/30 (a)	264,000	285,669
4.13%, 04/03/50 (a)	392,000	452,909
Dollar Tree Inc.
4.00%, 05/15/25 (a)	523,000	562,094
Dominion Energy Inc.
3.07%, 08/15/24 (a)(e)	570,000	590,640
3.38%, 04/01/30 (a)	665,000	708,318
Dover Corp.
2.95%, 11/04/29 (a)	455,000	480,435
DTE Energy Co.
2.85%, 10/01/26 (a)	212,000	221,290
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	265,000	307,273
Duke Energy Corp.
2.55%, 06/15/31 (a)	1,020,000	1,019,408
3.30%, 06/15/41 (a)	925,000	941,252
3.50%, 06/15/51 (a)	925,000	961,565
3.75%, 09/01/46 (a)	1,415,000	1,516,102
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	1,119,000	1,167,553
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	252,000	296,554
Duke Realty LP
3.05%, 03/01/50 (a)	199,000	196,546
3.25%, 06/30/26 (a)	264,000	281,028

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	$165,000	$230,687
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	698,000	740,431
Eastman Chemical Co.
4.65%, 10/15/44 (a)	451,000	537,551
Eaton Corp.
3.10%, 09/15/27 (a)	280,000	299,379
Ecolab Inc.
1.30%, 01/30/31 (a)	463,000	433,160
Edison International
4.95%, 04/15/25 (a)	1,061,000	1,156,925
5.75%, 06/15/27 (a)	132,000	150,970
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	342,000	343,751
Electronic Arts Inc.
1.85%, 02/15/31 (a)	572,000	547,387
Emera US Finance LP
2.64%, 06/15/31	1,029,000	1,019,760
Emerson Electric Co.
1.80%, 10/15/27 (a)	297,000	298,123
2.75%, 10/15/50 (a)	227,000	219,085
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	686,000	665,269
1.78%, 03/17/31 (a)(f)	528,000	507,962
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	63,000	80,822
Enbridge Inc.
1.60%, 10/04/26	1,900,000	1,875,737
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	1,150,000	1,277,684
Energy Transfer LP
4.25%, 03/15/23 (a)	612,000	629,595
4.50%, 04/15/24 (a)	486,000	515,768
4.95%, 06/15/28 (a)	147,000	165,763
5.30%, 04/01/44 - 04/15/47 (a)	752,000	864,474
5.35%, 05/15/45 (a)	619,000	715,347
6.13%, 12/15/45 (a)	122,000	152,301
6.50%, 02/01/42 (a)	348,000	446,860
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	2,488,000	2,509,173
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	311,000	326,255
Enstar Group Ltd.
3.10%, 09/01/31	658,000	644,156
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	650,000	740,708
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	212,000	216,838
EOG Resources Inc.
4.15%, 01/15/26 (a)	293,000	320,557
4.38%, 04/15/30 (a)	505,000	583,815
4.95%, 04/15/50 (a)	228,000	309,656
5.10%, 01/15/36 (a)	184,000	224,392
Equinix Inc.
1.25%, 07/15/25 (a)	856,000	841,345
	Principal Amount	Fair Value
2.15%, 07/15/30 (a)	$645,000	$626,779
Equinor ASA
3.25%, 11/18/49 (a)	435,000	462,418
ERP Operating LP
4.50%, 07/01/44 (a)	153,000	193,084
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	753,000	737,993
Eversource Energy
3.45%, 01/15/50 (a)	450,000	476,577
Exelon Corp.
3.50%, 06/01/22 (a)	504,000	508,546
4.05%, 04/15/30 (a)	680,000	757,758
4.45%, 04/15/46 (a)	424,000	511,692
4.70%, 04/15/50	453,000	571,156
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	1,363,000	1,414,494
3.45%, 04/15/51 (a)	708,000	768,293
FedEx Corp.
4.10%, 02/01/45 (a)	999,000	1,118,400
Fidelity National Financial Inc.
3.20%, 09/17/51	706,000	677,506
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	577,000	562,973
1.65%, 03/01/28 (a)	521,000	504,469
3.10%, 03/01/41 (a)	122,000	122,944
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	741,000	849,853
Fiserv Inc.
3.50%, 07/01/29 (a)	303,000	325,880
4.40%, 07/01/49 (a)	179,000	213,468
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,143,000	1,196,104
4.13%, 02/01/42 (a)	248,000	296,266
Flowers Foods Inc.
2.40%, 03/15/31 (a)	554,000	545,934
Flowserve Corp.
2.80%, 01/15/32	703,000	684,820
Ford Motor Co.
4.35%, 12/08/26 (a)	525,000	572,471
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	1,436,000	1,461,503
3.22%, 01/09/22 (a)	354,000	354,081
3.34%, 03/28/22 (a)	1,106,000	1,109,064
3.81%, 01/09/24 (a)	945,000	978,368
Fox Corp.
3.50%, 04/08/30 (a)	460,000	496,165
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	833,000	826,528
General Dynamics Corp.
4.25%, 04/01/50 (a)	348,000	445,823
General Mills Inc.
3.00%, 02/01/51	363,000	363,581
General Motors Co.
5.20%, 04/01/45 (a)	67,000	82,906
5.40%, 10/02/23 - 04/01/48 (a)	332,000	388,788
6.13%, 10/01/25 (a)	870,000	1,000,291
6.80%, 10/01/27 (a)	366,000	450,067
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	1,033,000	1,010,026
2.35%, 01/08/31 (a)	454,000	440,884
3.45%, 04/10/22 (a)	943,000	945,801

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
5.25%, 03/01/26 (a)	$359,000	$402,647
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	1,156,000	1,161,907
3.60%, 03/01/25 (a)(f)	2,030,000	2,152,023
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	267,000	255,997
2.60%, 10/01/40 (a)	347,000	332,690
2.80%, 10/01/50 (a)	500,000	484,070
2.95%, 03/01/27 (a)	76,000	80,059
3.50%, 02/01/25 (a)	277,000	293,105
3.65%, 03/01/26 (a)	252,000	271,769
4.15%, 03/01/47 (a)	167,000	196,861
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	613,000	634,872
3.63%, 05/15/25 (a)	580,000	624,213
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	516,000	562,218
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(f)	1,231,000	1,264,828
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	571,000	598,665
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	700,000	687,848
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	1,604,000	1,621,901
2.60%, 10/15/25 (a)(f)	1,048,000	1,064,045
Halliburton Co.
3.80%, 11/15/25 (a)	17,000	18,348
5.00%, 11/15/45 (a)	199,000	239,994
HCA Inc.
3.50%, 09/01/30 - 07/15/51 (a)	2,715,000	2,845,613
5.38%, 02/01/25 (a)	1,610,000	1,769,020
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	629,000	619,873
3.20%, 06/01/50 (a)(f)	228,000	232,175
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	373,000	354,048
Helmerich & Payne Inc.
2.90%, 09/29/31 (f)	377,000	372,118
Hess Corp.
5.60%, 02/15/41 (a)	98,000	121,020
5.80%, 04/01/47 (a)	62,000	79,740
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	108,000	144,626
Highwoods Realty LP
4.13%, 03/15/28 (a)	273,000	301,258
4.20%, 04/15/29 (a)	663,000	734,147
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (f)	2,375,000	2,486,150
Honeywell International Inc.
1.75%, 09/01/31	710,000	691,213
2.70%, 08/15/29 (a)	517,000	541,682
Hormel Foods Corp.
1.80%, 06/11/30 (a)	921,000	903,271
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	1,527,000	1,495,070
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	1,250,000	1,253,962
	Principal Amount	Fair Value
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (b)	$520,000	$524,732
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	924,000	922,669
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,372,000	1,481,540
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	801,000	860,594
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	1,024,000	1,130,752
Humana Inc.
1.35%, 02/03/27	1,136,000	1,105,180
2.15%, 02/03/32	570,000	552,113
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	903,000	917,611
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (f)	1,235,000	1,209,843
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	1,737,000	1,689,945
3.10%, 04/05/22 (a)(f)	426,000	428,309
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	844,000	873,025
3.50%, 02/11/23 - 07/26/26 (a)(f)	2,275,000	2,331,703
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	461,000	478,942
ING Groep N.V.
4.10%, 10/02/23 (a)	1,889,000	1,987,795
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06%, 04/01/27 (b)	836,000	844,218
Ingredion Inc.
3.90%, 06/01/50 (a)	229,000	260,840
Intel Corp.
2.00%, 08/12/31	705,000	700,467
2.45%, 11/15/29 (a)	871,000	900,971
2.60%, 05/19/26 (a)	595,000	624,583
2.80%, 08/12/41	816,000	813,634
2.88%, 05/11/24 (a)	372,000	387,207
3.10%, 02/15/60 (a)	415,000	418,142
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	229,000	219,689
2.65%, 09/15/40 (a)	155,000	150,609
International Business Machines Corp.
3.45%, 02/19/26 (a)	704,000	755,033
4.15%, 05/15/39 (a)	470,000	543,315
4.25%, 05/15/49 (a)	227,000	275,324
International Paper Co.
4.40%, 08/15/47 (a)	335,000	414,827
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,769,000	1,868,842

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	$1,136,000	$1,162,048
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(f)	498,000	487,627
Jabil Inc.
3.95%, 01/12/28 (a)	352,000	384,571
John Deere Capital Corp.
2.45%, 01/09/30 (a)	810,000	834,786
Johnson & Johnson
3.63%, 03/03/37 (a)	227,000	261,352
Johnson Controls International PLC
4.50%, 02/15/47 (a)	144,000	175,244
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	1,281,000	1,266,064
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	742,000	767,888
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11%, 04/22/51 (b)	1,237,000	1,276,337
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	619,000	644,534
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	487,000	551,703
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	494,000	572,467
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	815,000	882,303
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	336,000	371,213
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	327,000	386,494
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	1,129,000	1,307,009
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	1,269,000	1,297,146
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	1,081,000	1,145,406
	Principal Amount	Fair Value
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	$633,000	$652,591
3.27%, 11/01/49 (a)	693,000	747,137
Kansas City Southern
3.50%, 05/01/50	353,000	377,096
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	507,000	536,533
3.80%, 05/01/50 (a)	383,000	423,970
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	84,000	94,695
5.00%, 03/01/43 (a)	175,000	203,585
6.38%, 03/01/41 (a)	148,000	195,789
Kinder Morgan Inc.
1.75%, 11/15/26	2,208,000	2,202,546
5.05%, 02/15/46 (a)	139,000	166,443
KLA Corp.
3.30%, 03/01/50 (a)	451,000	482,020
4.65%, 11/01/24 (a)	618,000	670,073
Kohl's Corp.
3.38%, 05/01/31 (a)	380,000	386,821
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (a)	1,948,000	1,971,454
Kyndryl Holdings Inc.
2.05%, 10/15/26 (f)	882,000	860,091
2.70%, 10/15/28 (f)	1,768,000	1,713,139
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	366,000	398,190
Lear Corp.
4.25%, 05/15/29 (a)	301,000	332,695
Leidos Inc.
2.95%, 05/15/23 (a)	1,270,000	1,300,442
3.63%, 05/15/25 (a)	377,000	400,242
4.38%, 05/15/30 (a)	1,650,000	1,840,624
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	228,000	252,405
Life Storage LP
2.20%, 10/15/30 (a)	640,000	629,261
Lincoln National Corp.
4.35%, 03/01/48 (a)	246,000	296,086
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	402,173
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	800,000	816,872
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%, 11/07/23 (a)(b)	982,000	997,771
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	326,000	353,361
3.80%, 03/01/45 (a)	128,000	146,630
4.50%, 05/15/36 (a)	415,000	507,089
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	301,000	288,713
1.70%, 09/15/28	1,409,000	1,380,355
1.70%, 10/15/30 (a)	229,000	217,552
3.00%, 10/15/50 (a)	459,000	453,327
3.50%, 04/01/51 (a)	513,000	552,758
3.70%, 04/15/46 (a)	163,000	178,599
4.05%, 05/03/47 (a)	343,000	396,011

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
LYB International Finance III LLC
1.25%, 10/01/25 (a)	$357,000	$351,774
3.63%, 04/01/51 (a)	229,000	243,248
3.80%, 10/01/60 (a)	228,000	241,030
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	365,000	368,446
2.90%, 12/15/51	445,000	444,858
Marvell Technology Inc.
1.65%, 04/15/26	1,361,000	1,346,124
2.45%, 04/15/28	1,033,000	1,048,712
Masco Corp.
3.50%, 11/15/27 (a)	130,000	139,685
McCormick & Company Inc.
1.85%, 02/15/31 (a)	327,000	313,145
3.25%, 11/15/25 (a)	3,279,000	3,468,198
McDonald's Corp.
3.60%, 07/01/30 (a)	679,000	750,852
3.63%, 09/01/49 (a)	276,000	305,215
Medtronic Inc.
4.63%, 03/15/45 (a)	54,000	70,835
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	686,000	862,179
Merck & Company Inc.
1.70%, 06/10/27	1,205,000	1,213,025
1.90%, 12/10/28	1,205,000	1,210,254
2.15%, 12/10/31	765,000	767,303
2.45%, 06/24/50 (a)	567,000	535,310
2.75%, 02/10/25 (a)	721,000	754,750
2.75%, 12/10/51	400,000	397,992
2.90%, 12/10/61	225,000	224,467
4.00%, 03/07/49 (a)	153,000	186,199
MetLife Inc.
4.72%, 12/15/44 (a)	261,000	338,326
Microchip Technology Inc.
2.67%, 09/01/23 (a)	3,176,000	3,245,967
Micron Technology Inc.
3.37%, 11/01/41	588,000	603,841
3.48%, 11/01/51	825,000	841,434
Microsoft Corp.
2.40%, 08/08/26 (a)	323,000	338,036
2.68%, 06/01/60 (a)	185,000	184,210
2.92%, 03/17/52 (a)	1,379,000	1,460,237
3.04%, 03/17/62 (a)	348,000	374,678
3.45%, 08/08/36 (a)	120,000	137,634
3.50%, 02/12/35 (a)	328,000	375,629
Mid-America Apartments LP
2.88%, 09/15/51	703,000	692,771
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	1,396,000	1,446,689
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	1,310,000	1,368,583
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	145,000	160,973
Morgan Stanley
3.63%, 01/20/27 (a)	322,000	349,431
4.35%, 09/08/26 (a)	910,000	1,007,934
4.38%, 01/22/47 (a)	342,000	428,902
	Principal Amount	Fair Value
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (b)	$706,000	$694,852
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (b)	2,822,000	2,716,373
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	608,000	596,934
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	567,000	618,512
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	305,000	347,148
MPLX LP
2.65%, 08/15/30 (a)	525,000	524,087
3.38%, 03/15/23 (a)	300,000	307,689
5.20%, 12/01/47 (a)	161,000	197,104
Mylan Inc.
5.20%, 04/15/48 (a)	207,000	256,343
National Retail Properties Inc.
4.00%, 11/15/25 (a)	425,000	461,112
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	600,047
Natwest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	953,000	997,257
NewMarket Corp.
2.70%, 03/18/31 (a)	468,000	466,554
Newmont Corp.
4.88%, 03/15/42 (a)	263,000	329,642
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	414,000	469,700
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	732,000	744,869
NIKE Inc.
3.38%, 03/27/50 (a)	224,000	253,514
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(f)	786,000	811,749
NiSource Inc.
3.60%, 05/01/30 (a)	464,000	501,255
3.95%, 03/30/48 (a)	134,000	151,011
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	285,000	326,031
NOV Inc.
3.60%, 12/01/29 (a)	677,000	709,110
Novant Health Inc.
3.32%, 11/01/61 (a)	442,000	476,114
Novartis Capital Corp.
2.20%, 08/14/30 (a)	677,000	687,311
3.00%, 11/20/25 (a)	58,000	61,472

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Nutrien Ltd.
4.90%, 06/01/43 (a)	$283,000	$359,761
NVIDIA Corp.
2.85%, 04/01/30 (a)	228,000	241,913
3.50%, 04/01/50 (a)	301,000	343,628
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (f)	880,000	880,352
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	379,000	403,260
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	151,000	175,229
ONEOK Inc.
4.35%, 03/15/29 (a)	421,000	461,892
Oracle Corp.
1.65%, 03/25/26 (a)	842,000	835,003
2.30%, 03/25/28 (a)	311,000	309,619
2.40%, 09/15/23 (a)	264,000	269,227
2.65%, 07/15/26 (a)	472,000	485,579
2.88%, 03/25/31 (a)	449,000	451,249
2.95%, 04/01/30 (a)	680,000	687,296
3.60%, 04/01/50 (a)	453,000	443,632
3.65%, 03/25/41 (a)	495,000	501,192
3.80%, 11/15/37 (a)	143,000	149,000
3.95%, 03/25/51 (a)	500,000	520,280
4.00%, 07/15/46 - 11/15/47 (a)	680,000	705,898
4.10%, 03/25/61 (a)	587,000	612,851
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	786,000	801,020
2.57%, 02/15/30 (a)	280,000	283,948
3.36%, 02/15/50 (a)	265,000	280,049
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	3,515,000	3,873,108
Owens Corning
4.40%, 01/30/48 (a)	194,000	227,335
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	379,000	366,512
2.50%, 02/01/31 (a)	679,000	646,856
3.00%, 06/15/28 (a)	642,000	643,265
3.30%, 08/01/40 (a)	679,000	631,796
3.50%, 08/01/50 (a)	296,000	276,716
4.30%, 03/15/45 (a)	454,000	459,080
PacifiCorp
2.70%, 09/15/30 (a)	413,000	426,423
2.90%, 06/15/52 (a)	1,025,000	1,011,603
6.25%, 10/15/37 (a)	642,000	892,810
Packaging Corp. of America
3.05%, 10/01/51	615,000	612,042
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	407,000	431,074
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	348,000	368,880
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	599,000	630,040
3.25%, 06/01/50 (a)	343,000	367,699
PepsiCo Inc.
1.63%, 05/01/30 (a)	436,000	424,603
2.63%, 07/29/29 (a)	585,000	615,233
2.75%, 10/21/51	1,085,000	1,117,159
Petroleos Mexicanos
6.70%, 02/16/32 (f)	1,516,001	1,526,658
	Principal Amount	Fair Value
7.69%, 01/23/50 (a)	$879,000	$847,883
Pfizer Inc.
2.70%, 05/28/50 (a)	805,000	810,740
3.45%, 03/15/29 (a)	225,000	248,130
3.60%, 09/15/28 (a)	517,000	574,749
3.90%, 03/15/39 (a)	255,000	298,309
4.13%, 12/15/46 (a)	174,000	215,062
4.40%, 05/15/44 (a)	104,000	130,199
Philip Morris International Inc.
1.50%, 05/01/25 (a)	483,000	484,594
2.10%, 05/01/30 (a)	230,000	225,816
3.38%, 08/15/29 (a)	336,000	362,463
4.13%, 03/04/43 (a)	130,000	143,842
Phillips 66
2.15%, 12/15/30 (a)	2,509,000	2,415,916
3.30%, 03/15/52	747,000	748,860
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	1,285,000	1,330,155
3.75%, 03/01/28 (a)	174,000	186,949
4.68%, 02/15/45 (a)	245,000	287,343
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,355,000	1,317,968
2.15%, 01/15/31 (a)	395,000	381,400
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	656,000	682,220
3.65%, 06/01/22 (a)	896,000	900,193
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	500,000	524,425
Precision Castparts Corp.
4.38%, 06/15/45 (a)	264,000	326,597
Prospect Capital Corp.
3.36%, 11/15/26 (a)	827,000	823,229
Prudential Financial Inc.
3.94%, 12/07/49 (a)	460,000	538,646
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	534,000	600,803
Public Service Company of Colorado
3.70%, 06/15/28 (a)	484,000	532,235
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	1,014,000	1,031,978
PVH Corp.
4.63%, 07/10/25 (a)	1,315,000	1,433,810
QUALCOMM Inc.
1.30%, 05/20/28 (a)	178,000	172,487
4.30%, 05/20/47 (a)	79,000	99,239
Quanta Services Inc.
2.35%, 01/15/32	760,000	739,366
3.05%, 10/01/41	821,000	803,266
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	166,000	173,048
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	226,000	227,277
Raytheon Technologies Corp.
1.90%, 09/01/31	895,000	863,120
2.82%, 09/01/51	531,000	513,243
3.13%, 05/04/27 (a)	684,000	728,501
3.50%, 03/15/27 (a)	354,000	381,732
3.95%, 08/16/25 (a)	289,000	313,314
4.15%, 05/15/45 (a)	277,000	323,771

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.45%, 11/16/38 (a)	$230,000	$277,019
Realty Income Corp.
2.85%, 12/15/32	429,000	446,207
3.00%, 01/15/27 (a)	130,000	137,242
3.25%, 01/15/31 (a)	436,000	468,460
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	806,000	762,742
Regions Financial Corp.
1.80%, 08/12/28	1,767,000	1,730,140
Republic Services Inc.
2.38%, 03/15/33	1,239,000	1,232,681
Reynolds American Inc.
4.45%, 06/12/25 (a)	31,000	33,474
Rio Tinto Finance Ltd.
2.75%, 11/02/51	2,122,000	2,106,361
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	168,000	201,360
Rockwell Automation Inc.
2.80%, 08/15/61	245,000	240,700
4.20%, 03/01/49 (a)	314,000	393,869
Rogers Communications Inc.
5.00%, 03/15/44 (a)	122,000	150,387
Roper Technologies Inc.
2.95%, 09/15/29 (a)	476,000	493,098
Ross Stores Inc.
4.70%, 04/15/27 (a)	173,000	195,061
Royalty Pharma PLC
0.75%, 09/02/23	518,000	514,669
1.20%, 09/02/25	691,000	678,728
1.75%, 09/02/27	348,000	342,188
2.15%, 09/02/31 (a)	588,000	561,023
2.20%, 09/02/30	148,000	143,329
3.30%, 09/02/40	88,000	87,733
3.35%, 09/02/51 (a)	623,000	598,909
RPM International Inc.
3.75%, 03/15/27 (a)	250,000	272,450
Ryder System Inc.
2.90%, 12/01/26 (a)	1,158,000	1,211,407
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	226,000	248,101
4.50%, 05/15/30 (a)	259,000	292,683
5.00%, 03/15/27 (a)	131,000	147,439
5.88%, 06/30/26 (a)	859,000	985,728
Salesforce.com Inc.
1.95%, 07/15/31 (a)	1,025,000	1,015,201
2.70%, 07/15/41 (a)	770,000	767,952
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(f)	1,003,000	1,095,517
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	1,243,000	1,328,605
4.38%, 04/16/49 (a)(f)	256,000	297,467
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	513,000	554,835
Sealed Air Corp.
1.57%, 10/15/26 (f)	3,293,000	3,194,671
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	198,000	262,435
Sempra Energy
3.80%, 02/01/38 (a)	171,000	188,090
4.00%, 02/01/48 (a)	186,000	207,963
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (b)	1,131,000	1,142,909
	Principal Amount	Fair Value
Shell International Finance BV
3.13%, 11/07/49 (a)	$764,000	$787,737
3.75%, 09/12/46 (a)	130,000	146,337
4.13%, 05/11/35 (a)	184,000	215,225
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	448,000	460,656
3.20%, 09/23/26 (a)	126,000	133,692
Simon Property Group LP
3.38%, 06/15/27 (a)	314,000	337,195
SLM Corp.
3.13%, 11/02/26	1,208,000	1,201,428
South Jersey Industries Inc.
5.02%, 04/15/31 (a)	1,235,000	1,354,140
Southern California Edison Co.
2.40%, 02/01/22 (a)	708,000	708,956
4.00%, 04/01/47 (a)	817,000	902,238
4.20%, 03/01/29 (a)	621,000	693,527
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	445,000	492,335
4.40%, 05/30/47 (a)	72,000	83,841
Southwest Airlines Co.
2.63%, 02/10/30 (a)	681,000	680,932
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	354,000	366,521
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	96,000	101,892
4.50%, 03/15/45 (a)	73,000	84,105
Spirit Realty LP
4.00%, 07/15/29 (a)	528,000	579,997
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (a)(b)(f)	1,297,000	1,273,537
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(f)	1,304,000	1,339,443
Starbucks Corp.
4.00%, 11/15/28 (a)	272,000	304,349
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,563,000	1,581,318
3.75%, 03/15/51 (a)	640,000	697,530
Stryker Corp.
1.95%, 06/15/30 (a)	949,000	927,666
2.90%, 06/15/50 (a)	432,000	436,160
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(f)	3,405,000	3,613,250
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (f)	3,524,000	3,470,435
Suncor Energy Inc.
4.00%, 11/15/47 (a)	104,000	116,501
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(f)	1,744,000	1,714,788
Sysco Corp.
3.25%, 07/15/27 (a)	267,000	283,752
5.95%, 04/01/30 (a)	89,000	111,246
6.60%, 04/01/50 (a)	103,000	160,837

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	$200,000	$194,980
3.03%, 07/09/40 (a)	300,000	302,091
3.18%, 07/09/50 (a)	300,000	304,137
3.38%, 07/09/60 (a)	300,000	311,718
Tampa Electric Co.
2.40%, 03/15/31 (a)	857,000	866,581
3.45%, 03/15/51	619,000	680,479
4.35%, 05/15/44 (a)	535,000	640,775
Tapestry Inc.
4.13%, 07/15/27 (a)	76,000	82,226
Target Corp.
2.50%, 04/15/26 (a)	280,000	293,625
Teck Resources Ltd.
3.90%, 07/15/30 (a)	646,000	695,064
5.40%, 02/01/43 (a)	273,000	334,714
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	639,000	703,584
Texas Instruments Inc.
3.88%, 03/15/39 (a)	351,000	414,373
The Allstate Corp.
4.20%, 12/15/46 (a)	160,000	192,795
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	835,000	868,475
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	735,000	772,955
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	808,000	803,257
The Boeing Co.
2.20%, 02/04/26 (a)	1,256,000	1,255,799
2.70%, 02/01/27 (a)	1,077,000	1,097,991
2.95%, 02/01/30 (a)	275,000	278,487
3.25%, 03/01/28 (a)	138,000	142,656
3.55%, 03/01/38 (a)	185,000	187,486
3.75%, 02/01/50 (a)	244,000	252,835
5.04%, 05/01/27 (a)	1,584,000	1,788,827
5.15%, 05/01/30 (a)	894,000	1,043,083
5.81%, 05/01/50 (a)	553,000	748,607
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (b)	1,145,000	1,155,294
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	1,095,000	1,258,801
The Clorox Co.
1.80%, 05/15/30 (a)	635,000	616,039
The Coca-Cola Co.
2.60%, 06/01/50 (a)	454,000	446,491
2.75%, 06/01/60 (a)	350,000	347,680
The Dow Chemical Co.
2.10%, 11/15/30 (a)	348,000	342,300
3.60%, 11/15/50 (a)	348,000	377,333
4.25%, 10/01/34 (a)	215,000	248,142
5.55%, 11/30/48 (a)	248,000	349,576
	Principal Amount	Fair Value
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	$352,000	$360,395
The George Washington University
4.13%, 09/15/48	905,000	1,099,475
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	1,725,000	1,835,132
3.85%, 01/26/27 (a)	2,238,000	2,409,565
4.25%, 10/21/25 (a)	581,000	633,941
5.15%, 05/22/45 (a)	176,000	228,404
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	839,000	822,463
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	1,062,000	1,016,451
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	458,000	450,997
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	943,000	950,902
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	372,000	369,727
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	568,000	588,056
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	263,000	286,252
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	273,000	312,214
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	434,000	482,283
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	981,000	1,016,895
The Hartford Financial Services Group Inc. (2.28% fixed rate until 01/31/22; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/47 (a)(b)(f)	600,000	567,984
The Home Depot Inc.
2.70%, 04/15/30 (a)	261,000	274,123
3.35%, 04/15/50 (a)	452,000	494,140

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.50%, 09/15/56 (a)	$248,000	$279,942
3.90%, 12/06/28 - 06/15/47 (a)	515,000	593,693
4.50%, 12/06/48 (a)	201,000	260,580
The Kroger Co.
2.20%, 05/01/30 (a)	409,000	407,172
4.65%, 01/15/48 (a)	171,000	212,459
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	619,000	662,101
The Southern Co.
3.25%, 07/01/26 (a)	160,000	169,549
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	730,000	696,157
The Walt Disney Co.
2.65%, 01/13/31 (a)	665,000	691,241
3.38%, 11/15/26 (a)	103,000	110,803
3.60%, 01/13/51 (a)	437,000	494,457
4.75%, 11/15/46 (a)	68,000	87,536
6.65%, 11/15/37 (a)	443,000	656,668
The Williams Companies Inc.
3.75%, 06/15/27 (a)	111,000	119,929
4.85%, 03/01/48 (a)	226,000	275,123
4.90%, 01/15/45 (a)	531,000	635,681
5.40%, 03/04/44 (a)	76,000	94,314
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	500,000	504,905
Time Warner Cable LLC
6.55%, 05/01/37 (a)	199,000	260,682
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	820,000	868,979
3.75%, 04/15/27 (a)	1,021,000	1,105,529
3.88%, 04/15/30 (a)	280,000	306,396
4.50%, 04/15/50 (a)	132,000	154,658
Total Capital International S.A.
3.46%, 02/19/29 (a)	876,000	952,685
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	472,000	499,503
3.80%, 03/21/29 (a)	621,000	678,523
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	629,000	702,442
4.88%, 01/15/26 (a)	143,000	159,535
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,244,000	1,306,561
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	296,000	324,419
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	1,716,000	1,793,872
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	144,000	170,974
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	301,000	321,321
Tyson Foods Inc.
4.00%, 03/01/26 (a)	1,114,000	1,208,657
4.55%, 06/02/47 (a)	85,000	105,353
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(f)	890,000	900,600
	Principal Amount	Fair Value
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(f)	$1,015,000	$1,062,695
UDR Inc.
2.10%, 08/01/32 (a)	575,000	549,867
3.00%, 08/15/31 (a)	366,000	381,500
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(f)	1,783,000	1,784,943
Union Pacific Corp.
3.55%, 05/20/61	530,000	586,535
3.60%, 09/15/37 (a)	96,000	107,621
3.80%, 04/06/71	244,000	282,859
4.10%, 09/15/67 (a)	167,000	203,222
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	715,000	709,695
4.45%, 12/15/48 (a)	489,000	625,133
4.75%, 07/15/45 (a)	423,000	553,529
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	92,000	99,229
Valero Energy Corp.
2.85%, 04/15/25 (a)	638,000	662,805
4.00%, 04/01/29 (a)	602,000	656,475
Ventas Realty LP
3.25%, 10/15/26 (a)	342,000	362,147
Verizon Communications Inc.
2.10%, 03/22/28 (a)	924,000	926,818
2.36%, 03/15/32 (f)	1,236,000	1,219,054
2.55%, 03/21/31 (a)	857,000	865,716
3.00%, 03/22/27 (a)	1,587,000	1,674,491
3.40%, 03/22/41 (a)	619,000	649,616
3.55%, 03/22/51 (a)	467,000	503,230
3.70%, 03/22/61 (a)	583,000	631,092
4.40%, 11/01/34 (a)	712,000	828,925
4.86%, 08/21/46 (a)	930,000	1,197,979
5.25%, 03/16/37 (a)	223,000	290,504
ViacomCBS Inc.
2.90%, 01/15/27 (a)	212,000	221,277
3.70%, 06/01/28 (a)	206,000	223,141
5.25%, 04/01/44 (a)	76,000	94,905
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	452,000	525,934
Visa Inc.
2.70%, 04/15/40 (a)	470,000	479,865
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	1,593,000	1,642,622
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	712,000	708,056
3.20%, 04/21/31 (a)(f)	1,000,000	1,010,640
Vodafone Group PLC
4.38%, 05/30/28 (a)	314,000	353,778
5.25%, 05/30/48 (a)	162,000	211,559
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	1,420,000	1,379,431
Vontier Corp.
2.40%, 04/01/28 (a)(f)	1,214,000	1,183,067
2.95%, 04/01/31 (a)(f)	934,000	919,999
Vornado Realty LP
2.15%, 06/01/26 (a)	1,098,000	1,100,350
3.40%, 06/01/31 (a)	411,000	423,531
3.50%, 01/15/25 (a)	292,000	306,255

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Vulcan Materials Co.
3.90%, 04/01/27 (a)	$136,000	$148,915
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	50,000	56,105
Walmart Inc.
1.80%, 09/22/31	588,000	582,285
2.50%, 09/22/41	588,000	594,015
2.65%, 09/22/51	277,000	283,116
Waste Connections Inc.
2.20%, 01/15/32	807,000	791,530
2.95%, 01/15/52	807,000	793,733
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	95,000	100,670
Wells Fargo & Co.
4.15%, 01/24/29 (a)	841,000	940,331
4.75%, 12/07/46 (a)	948,000	1,179,141
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (b)	827,000	833,939
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	992,000	1,010,739
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	3,818,000	3,881,302
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	948,000	969,880
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	2,220,000	2,344,564
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	611,000	663,167
Westlake Chemical Corp.
2.88%, 08/15/41	316,000	305,234
3.13%, 08/15/51	350,000	337,768
3.38%, 08/15/61	353,000	339,515
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	699,000	713,707
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	507,000	546,891
Willis North America Inc.
3.60%, 05/15/24 (a)	468,000	490,473
3.88%, 09/15/49 (a)	458,000	497,851
WPP Finance 2010
3.75%, 09/19/24 (a)	273,000	288,976
Xcel Energy Inc.
3.40%, 06/01/30 (a)	567,000	610,455
Yamana Gold Inc.
2.63%, 08/15/31 (f)	927,000	894,852
Zoetis Inc.
3.00%, 09/12/27 (a)	130,000	137,472
3.90%, 08/20/28 (a)	311,000	345,835
		614,696,520
	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligations - 5.8%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	$20,509,000	$21,727,980
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	8,550,000	9,764,445
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	4,022,000	4,258,332
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	7,697,575
Citigroup Commercial Mortgage Trust 2015-GC35
4.46%, 11/10/48 (a)(b)	4,118,000	3,893,940
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	2,942,926	3,166,414
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(f)	1,602,000	1,594,011
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(f)	1,375,000	1,435,738
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	1,940,000	2,043,338
GS Mortgage Securities Trust 2012-GCJ9
1.92%, 11/10/45 (a)(b)(c)	5,168,082	39,775
GS Mortgage Securities Trust 2014-GC22
4.69%, 06/10/47 (a)(b)	2,433,000	2,494,203
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(b)	3,270,000	2,869,337
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	2,609,000	2,866,891
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	13,110,000	13,466,629
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	6,397,000	6,778,088
Impac CMB Trust 2004-5 (0.80% fixed rate until 01/25/22; 0.72% + 1 month USD LIBOR thereafter)
0.82%, 10/25/34 (a)(b)	188,749	187,873
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.39%, 12/15/47 (a)(b)(c)	3,677,121	32,274
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (a)(b)	1,010,000	1,040,664
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(b)	2,174,000	1,765,734
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(c)	9,344	98
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86%, 03/15/48 (a)(b)(c)	26,869,986	588,969
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(f)	8,161,000	8,240,102
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	4,152,195	3,870,095

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20%, 02/15/48 (a)(b)(c)	$20,916,568	$643,896
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	1,880,000	1,964,745
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	4,333,000	4,541,107
		106,972,253
Sovereign Bonds - 1.1%
Government of Chile
2.55%, 01/27/32 (a)	2,507,000	2,501,861
3.63%, 10/30/42 (a)	150,000	159,020
3.86%, 06/21/47 (a)	860,000	955,503
Government of Indonesia
3.50%, 01/11/28 (a)	578,000	624,020
4.35%, 01/11/48 (a)	232,000	267,663
Government of Mexico
3.60%, 01/30/25 (a)	1,402,000	1,487,634
4.00%, 10/02/23 (a)	122,000	128,486
4.60%, 02/10/48 (a)	972,000	1,039,486
4.75%, 03/08/44 (a)	2,068,000	2,260,655
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,262,467
3.87%, 07/23/60 (a)	826,000	826,223
4.50%, 05/15/47 (a)	530,000	586,434
Government of Peru
1.86%, 12/01/32 (a)	1,230,000	1,123,310
2.78%, 12/01/60 (a)	2,055,000	1,813,147
5.63%, 11/18/50 (a)	884,000	1,244,610
Government of Philippines
3.95%, 01/20/40 (a)	835,000	937,772
Government of Qatar
3.38%, 03/14/24 (a)(f)	1,045,000	1,094,846
4.82%, 03/14/49 (a)(f)	275,000	361,182
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	1,172,670
		19,846,989
Municipal Bonds and Notes - 0.5%
American Municipal Power Inc.
6.27%, 02/15/50	1,070,000	1,529,130
	Principal Amount	Fair Value
Board of Regents of the University of Texas System
3.35%, 08/15/47	$1,025,000	$1,192,903
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,870,000	2,478,633
State of California
4.60%, 04/01/38	1,840,000	2,118,120
State of Illinois
5.10%, 06/01/33	745,000	861,134
		8,179,920
FNMA (TBA) - 0.0% *
Lehman TBA
5.50%, (g)(h)	1,140,372	29,308
		29,308
Total Bonds and Notes (Cost $1,765,562,663)		1,804,024,696

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (3.09% + 3 month USD LIBOR) (Cost $1,375,850) (b)	55,034	1,474,361
Total Investments in Securities (Cost $1,766,938,513)		1,805,499,057
Short-Term Investments - 11.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (i)(j) (Cost $204,568,073)	204,568,073	204,568,073
Total Investments (Cost $1,971,506,586)		2,010,067,130
Liabilities in Excess of Other Assets, net - (9.3)%		(171,515,077)
NET ASSETS - 100.0%		$1,838,552,053

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$40,995	5.00%/ Quarterly	06/20/26	$3,720,878	$3,763,502	$(42,625)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	37,695	1.00%/ Quarterly	12/20/26	(921,034)	(748,441)	(172,592)
							$(215,217)

See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)

The Fund had the following long futures contracts open at December 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2022	665	$80,490,976	$80,449,414	$(41,562)
Ultra Long-Term U.S. Treasury Bond Futures	March 2022	189	36,282,094	37,256,625	974,531
2 Yr. U.S. Treasury Notes Futures	March 2022	801	175,094,234	174,755,673	(338,561)
U.S. Long Bond Futures	March 2022	177	28,182,873	28,397,437	214,564
					$808,972

The Fund had the following short futures contracts open at December 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2022	527	$(67,989,716)	$(68,757,031)	$(767,315)
10 Yr. U.S. Treasury Ultra Futures	March 2022	356	(51,492,856)	(52,131,750)	(638,894)
					$(1,406,209)
					$(597,237)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(e)	Step coupon bond.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to $116,176,938 or 6.32% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(h)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)

†	Percentages are based on net assets as of December 31, 2021.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$566,995,043	$—	$566,995,043
Agency Mortgage Backed	—	460,276,705	—	460,276,705
Agency Collateralized Mortgage Obligations	—	12,709,253	—	12,709,253
Asset Backed	—	14,318,705	—	14,318,705
Corporate Notes	—	614,696,520	—	614,696,520
Non-Agency Collateralized Mortgage Obligations	—	106,972,253	—	106,972,253
Sovereign Bonds	—	19,846,989	—	19,846,989
Municipal Bonds and Notes	—	8,179,920	—	8,179,920
FNMA (TBA)	—	—	29,308	29,308
Preferred Stock	1,474,361	—	—	1,474,361
Short-Term Investments	204,568,073	—	—	204,568,073
Total Investments in Securities	$206,042,434	$1,803,995,388	$29,308	$2,010,067,130
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(215,217)	—	(215,217)
Long Futures Contracts - Unrealized Appreciation	1,189,095	—	—	1,189,095
Long Futures Contracts - Unrealized Depreciation	(380,123)	—	—	(380,123)
Short Futures Contracts - Unrealized Depreciation	(1,406,209)	—	—	(1,406,209)
Total Other Financial Instruments	$(597,237)	$(215,217)	$—	$(812,454)

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	257,710,916	$257,710,916	$108,263,665	$161,406,508	$—	$—	204,568,073	$204,568,073	$14,923
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.4% †
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	449,361	$38,672,008
Apparel Retail - 1.4%
Ross Stores Inc.	889,581	101,661,317
Application Software - 2.7%
Adobe Inc. (a)	79,395	45,021,728
Intuit Inc.	28,599	18,395,449
salesforce.com Inc. (a)	316,845	80,519,820
Splunk Inc. (a)	411,836	47,657,662
		191,594,659
Asset Management & Custody Banks - 0.2%
Blackstone Inc.	121,818	15,762,031
Auto Parts & Equipment - 0.8%
Magna International Inc.	752,352	60,895,371
Automotive Retail - 0.7%
O'Reilly Automotive Inc. (a)	66,421	46,908,503
Biotechnology - 1.4%
BioMarin Pharmaceutical Inc. (a)	344,809	30,463,875
Vertex Pharmaceuticals Inc. (a)	305,094	66,998,643
		97,462,518
Building Products - 0.9%
Allegion plc	147,191	19,493,976
Trane Technologies PLC	211,122	42,652,978
		62,146,954
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	34,761	22,663,129
Comcast Corp., Class A	1,700,839	85,603,227
		108,266,356
Communications Equipment - 0.2%
Cisco Systems Inc.	265,066	16,797,232
Construction Materials - 0.3%
Martin Marietta Materials Inc.	46,188	20,346,738
Data Processing & Outsourced Services - 6.0%
Fidelity National Information Services Inc.	749,013	81,754,769
Mastercard Inc., Class A	378,475	135,993,637
PayPal Holdings Inc. (a)	228,329	43,058,283
Visa Inc., Class A	778,633	168,737,557
		429,544,246
Diversified Banks - 2.2%
JPMorgan Chase & Co.	980,193	155,213,562
Diversified Support Services - 1.0%
Cintas Corp.	66,658	29,540,826
IAA Inc. (a)	857,240	43,393,489
		72,934,315
Electric Utilities - 0.9%
NextEra Energy Inc.	696,983	65,070,333
Electronic Components - 1.5%
Amphenol Corp., Class A	827,486	72,371,925
	Number of Shares	Fair Value
Corning Inc.	1,009,338	$37,577,654
		109,949,579
Environmental & Facilities Services - 0.8%
Waste Management Inc.	367,324	61,306,376
Financial Exchanges & Data - 1.0%
CME Group Inc.	140,850	32,178,591
S&P Global Inc.	82,939	39,141,402
		71,319,993
Footwear - 0.4%
NIKE Inc., Class B	162,104	27,017,874
Healthcare Equipment - 3.3%
Becton Dickinson & Co.	136,585	34,348,396
Boston Scientific Corp. (a)	1,959,422	83,236,246
Edwards Lifesciences Corp. (a)	197,578	25,596,230
Medtronic PLC	516,113	53,391,890
Zimmer Biomet Holdings Inc.	320,068	40,661,439
		237,234,201
Healthcare Services - 0.7%
Cigna Corp.	207,687	47,691,166
Home Improvement Retail - 2.4%
Lowe's Companies Inc.	556,037	143,724,444
The Home Depot Inc.	66,129	27,444,196
		171,168,640
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	476,540	78,743,470
Household Products - 1.4%
Colgate-Palmolive Co.	301,211	25,705,347
The Procter & Gamble Co.	471,886	77,191,112
		102,896,459
Hypermarkets & Super Centers - 0.3%
Walmart Inc.	171,321	24,788,435
Industrial Conglomerates - 1.4%
Honeywell International Inc.	482,271	100,558,326
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	347,333	105,679,539
Industrial Machinery - 1.6%
Parker-Hannifin Corp.	283,893	90,312,041
Xylem Inc.	196,223	23,531,062
		113,843,103
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	120,009	20,859,964
Integrated Oil & Gas - 0.6%
Chevron Corp.	379,737	44,562,137
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	208,667	13,882,615
Interactive Media & Services - 8.0%
Alphabet Inc., Class C (a)	41,027	118,715,317
Alphabet Inc., Class A (a)	91,506	265,096,542

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Meta Platforms Inc., Class A (a)	584,166	$196,484,234
		580,296,093
Internet & Direct Marketing Retail - 4.5%
Amazon.com Inc. (a)	98,151	327,268,805
Investment Banking & Brokerage - 1.3%
The Charles Schwab Corp.	1,102,658	92,733,538
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	77,769	32,239,139
Life & Health Insurance - 0.1%
Lincoln National Corp.	151,131	10,316,202
Life Sciences Tools & Services - 0.3%
IQVIA Holdings Inc. (a)	79,028	22,296,960
Managed Healthcare - 2.7%
Humana Inc.	81,896	37,988,279
UnitedHealth Group Inc.	308,094	154,706,321
		192,694,600
Movies & Entertainment - 1.8%
Netflix Inc. (a)	104,796	63,133,302
The Walt Disney Co. (a)	449,953	69,693,220
		132,826,522
Multi-Line Insurance - 0.3%
American International Group Inc.	364,713	20,737,581
Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	276,076	82,546,724
Multi-Utilities - 1.4%
Sempra Energy	738,506	97,689,574
Oil & Gas Equipment & Services - 0.4%
Schlumberger N.V.	1,074,368	32,177,322
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	1,028,678	74,249,978
Pioneer Natural Resources Co.	182,618	33,214,562
		107,464,540
Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	1,627,406	107,913,292
Personal Products - 0.3%
The Estee Lauder Companies Inc., Class A	62,831	23,260,036
Pharmaceuticals - 4.5%
AstraZeneca PLC, ADR	321,356	18,718,987
Bristol-Myers Squibb Co.	664,703	41,444,232
Elanco Animal Health Inc. (a)	569,258	16,155,542
Johnson & Johnson	765,032	130,874,024
Merck & Company Inc.	1,389,765	106,511,590
Viatris Inc.	876,773	11,862,739
		325,567,114
Property & Casualty Insurance - 1.2%
Chubb Ltd.	434,177	83,930,756
	Number of Shares	Fair Value
Railroads - 0.6%
Union Pacific Corp.	185,625	$46,764,506
Regional Banks - 3.0%
First Republic Bank	287,645	59,401,569
Regions Financial Corp.	4,553,163	99,258,953
SVB Financial Group (a)	79,928	54,210,367
		212,870,889
Restaurants - 0.6%
McDonald's Corp.	171,121	45,872,406
Semiconductor Equipment - 1.5%
Applied Materials Inc.	676,755	106,494,167
Semiconductors - 5.6%
Advanced Micro Devices Inc. (a)	329,343	47,392,458
NVIDIA Corp.	312,563	91,927,904
QUALCOMM Inc.	885,576	161,945,283
Texas Instruments Inc.	547,178	103,126,637
		404,392,282
Soft Drinks - 0.9%
PepsiCo Inc.	368,962	64,092,389
Specialized REITs - 1.1%
American Tower Corp.	267,417	78,219,472
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	253,838	20,505,034
Ecolab Inc.	56,553	13,266,768
PPG Industries Inc.	110,283	19,017,200
		52,789,002
Systems Software - 7.9%
Microsoft Corp.	1,491,634	501,666,347
Oracle Corp.	294,049	25,644,013
ServiceNow Inc. (a)	62,589	40,627,146
		567,937,506
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc.	2,306,888	409,634,102
Trading Companies & Distributors - 1.0%
United Rentals Inc. (a)	223,183	74,161,479
Trucking - 0.1%
Lyft Inc., Class A (a)	187,159	7,997,304
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	136,514	15,832,894
Total Common Stock (Cost $4,109,736,720)		7,173,795,216
Short-Term Investments - 0.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c) (Cost $31,749,678)	31,749,678	31,749,678
Total Investments (Cost $4,141,486,398)		7,205,544,894
Other Assets and Liabilities, net - 0.2%		11,651,692
NET ASSETS - 100.0%		$7,217,196,586

See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Other Information:

The Fund had the following short futures contracts open at December 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2022	142	$(33,742,238)	$(33,785,351)	$(43,113)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$7,173,795,216	$—	$—	$7,173,795,216
Short-Term Investments	31,749,678	—	—	31,749,678
Total Investments in Securities	$7,205,544,894	$—	$—	$7,205,544,894
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	(43,113)	—	—	(43,113)
Total Other Financial Instruments	$(43,113)	$—	$—	$(43,113)

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	94,639,589	$94,639,589	$206,868,918	$269,758,829	$—	$—	31,749,678	$31,749,678	$4,602
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2021 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2021 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended December 31, 2021, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2021 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended December 31, 2021, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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